Debt - Summary of Future Principal Repayments of Debt (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 11,233,000	$ 15,059,584
2023	15,160,000	30,690,676
2024	3,949,000	3,949,970
2025	207,000	207,117
Total	$ 30,549,000	$ 49,907,347	$ 744,198